Cover	May 31, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	811-23643
Entity Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Federal Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	292-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Putnam BDC Income ETF
Entity Tax Identification Number	88-3548516
Title of 12(b) Security	Putnam BDC Income ETF
Trading Symbol	PBDC
Security Exchange Name	NYSEArca
Putnam BioRevolution ETF
Entity Tax Identification Number	88-3560019
Title of 12(b) Security	Putnam BioRevolution ETF
Trading Symbol	SYNB
Security Exchange Name	NYSEArca
Putnam Emerging Markets ex-China ETF
Entity Tax Identification Number	88-3577462
Title of 12(b) Security	Putnam Emerging Markets ex-China ETF
Trading Symbol	PEMX
Security Exchange Name	NYSEArca
Putnam ESG Core Bond ETF
Entity Tax Identification Number	88-3606207
Title of 12(b) Security	Putnam ESG Core Bond ETF
Trading Symbol	PCRB
Security Exchange Name	NYSEArca
Putnam ESG High Yield ETF
Entity Tax Identification Number	88-3619942
Title of 12(b) Security	Putnam ESG High Yield ETF
Trading Symbol	PHYD
Security Exchange Name	NYSEArca
Putnam ESG Ultra Short ETF
Entity Tax Identification Number	88-3650455
Title of 12(b) Security	Putnam ESG Ultra Short ETF
Trading Symbol	PULT
Security Exchange Name	NYSEArca
Putnam Focused Large Cap Growth ETF
Entity Tax Identification Number	86-2238455
Title of 12(b) Security	Putnam Focused Large Cap Growth ETF
Trading Symbol	PGRO
Security Exchange Name	NYSEArca
Putnam Focused Large Cap Value ETF
Entity Tax Identification Number	86-2210018
Title of 12(b) Security	Putnam Focused Large Cap Value ETF
Trading Symbol	PVAL
Security Exchange Name	NYSEArca
Putnam PanAgora ESG Emerging Markets Equity ETF
Entity Tax Identification Number	88-3662254
Title of 12(b) Security	Putnam PanAgora ESG Emerging Markets Equity ETF
Trading Symbol	PPEM
Security Exchange Name	NYSEArca
Putnam PanAgora ESG International Equity ETF
Entity Tax Identification Number	88-3683730
Title of 12(b) Security	Putnam PanAgora ESG International Equity ETF
Trading Symbol	PPIE
Security Exchange Name	NYSEArca
Putnam Sustainable Future ETF
Entity Tax Identification Number	86-2179170
Title of 12(b) Security	Putnam Sustainable Future ETF
Trading Symbol	PFUT
Security Exchange Name	NYSEArca
Putnam Sustainable Leaders ETF
Entity Tax Identification Number	86-2159729
Title of 12(b) Security	Putnam Sustainable Leaders ETF
Trading Symbol	PLDR
Security Exchange Name	NYSEArca